Finance Lease Liabilities (Details) - Schedule of finance lease liabilities - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Finance Lease Liabilities Abstract
Current portion	$ 261,940	$ 619,301
Non-current portion	622,062	666,455
Finance lease liabilities	$ 884,002	$ 1,285,756